UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Alternative Asset Allocation Plus Fund

	Shares	Value ($)

Equity Funds 68.4%
DWS Commodity Securities Fund "Institutional"	11,073,231	32,444,568
DWS Disciplined Market Neutral Fund "Institutional"	7,093,921	67,179,431
DWS Emerging Markets Equity Fund "Institutional"	3,380,298	34,411,429
DWS Gold & Precious Metals Fund "Institutional"	1,374,476	19,036,498
DWS RREEF Global Infrastructure Fund "Institutional"	2,478,704	17,053,481
DWS RREEF Global Real Estate Securities Fund "Institutional"	13,086,287	70,404,226

Total Equity Funds (Cost $382,601,594)		240,529,633
Fixed Income - Bond Funds 29.2%
DWS Emerging Markets Fixed Income Fund "Institutional"	4,159,700	34,359,123
DWS Floating Rate Plus Fund "Institutional"	2,507,888	16,301,273

DWS Inflation Protected Plus Fund "Institutional"	5,674,594	51,752,301

Total Fixed Income - Bond Funds (Cost $125,586,279)		102,412,697
Fixed Income - Money Market Fund 1.5%
Cash Management QP Trust (Cost $5,331,825)	5,331,825	5,331,825
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Bill, 0.17% *, 1/15/2009 (a) (Cost $2,790,816)	2,791,000	2,790,986
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $516,310,514) †	99.9	351,065,141
Other Assets and Liabilities, Net	0.1	468,621

Net Assets	100.0	351,533,762

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $516,310,514. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $165,245,373. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $170 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $165,245,543.

(a)	At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	3/16/2009	49	3,840,230	3,976,422	136,192
10 Year Canadian Government Bond	3/20/2009	50	4,823,454	5,134,062	310,608
2 Year US Treasury Note	3/31/2009	26	5,600,634	5,669,625	68,991
AEX Index	1/16/2009	27	1,857,309	1,849,168	(8,141)
ASX SPI 200 Index	3/19/2009	22	1,368,615	1,436,441	67,826
DAX Index	3/20/2009	3	494,920	504,014	9,094
DJ Euro Stoxx 50 Index	3/20/2009	13	440,246	442,731	2,485
Federal Republic of Germany Euro-Schatz	3/6/2009	120	17,891,390	17,926,631	35,241
Federal Republic of Germany Euro-Bund	3/6/2009	49	8,472,584	8,503,153	30,569
Hang Seng Index	1/29/2009	6	562,051	557,598	(4,453)
IBEX 35 Index	1/16/2009	2	251,451	253,350	1,899
S&P MIB Index	3/20/2009	5	666,558	674,938	8,380
United Kingdom Long Gilt Bond	3/27/2009	17	2,831,088	3,017,824	186,736
Total net unrealized appreciation					845,427

At December 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Japanese Government Bond	3/11/2009	4	6,148,867	6,182,901	(34,034)
10 Year US Treasury Note	3/20/2009	124	15,122,418	15,593,000	(470,582)
CAC 40 Index	1/16/2009	28	1,251,050	1,253,658	(2,608)
FTSE 100 Index	3/20/2009	6	367,939	378,703	(10,764)
Nasdaq E-Mini 100 Index	3/20/2009	32	764,853	776,000	(11,147)
Russell E-Mini 2000 Index	3/20/2009	10	455,126	497,900	(42,774)
S&P E-Mini 500 Index	3/20/2009	16	697,802	720,080	(22,278)
S&P TSE 60 Index	3/19/2009	6	497,812	524,812	(27,000)
TOPIX Index	3/13/2009	32	2,863,938	3,042,912	(178,974)
Total unrealized depreciation					(800,161)

At December 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

GBP	5,410,000	USD	7,922,945	1/21/2009	148,207
USD	5,980,577	EUR	4,746,000	1/21/2009	611,841
USD	3,614,686	CHF	4,381,000	1/21/2009	502,160
USD	230,550	NZD	435,000	1/21/2009	23,011
USD	5,568,269	SEK	46,573,000	1/21/2009	319,296
USD	9,787,488	SGD	14,936,000	1/21/2009	573,767
Total unrealized appreciation					2,178,282

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

NOK	39,102,000	USD	5,426,688	1/21/2009	(150,792)
JPY	405,066,000	USD	4,383,831	1/21/2009	(86,083)
CAD	1,605,000	USD	1,272,598	1/21/2009	(27,111)
AUD	679,000	USD	436,672	1/21/2009	(35,877)
Total unrealized depreciation					(299,863)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 342,942,330	$ 45,266
Level 2	8,122,811	1,878,419
Level 3	-	-
Total	$ 351,065,141	$ 1,923,685

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008